Leases - Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating lease expense	$ 1,926	$ 750
Variable lease expense	437	358
Short-term lease expense	205	31
Total lease expense	$ 2,568	$ 1,139